Employee Benefit Costs - Additional Information (Details) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit costs	£ 315	£ 160	£ 91
United States
Disclosure Of Defined Benefit Plans [Line Items]
Gain (loss) on settlement of plan assets and liabilities		35
United States | Reynolds american funded retirement plan (PEP and Affiliates)
Disclosure Of Defined Benefit Plans [Line Items]
Retirement plan liabilities	1,300	1,400		$ 1.6	$ 1.9
Gain (loss) on settlement of plan assets and liabilities	£ 16	£ 35